                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-3090
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                              MFS SERIES TRUST VII
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: November 30
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                     Date of reporting period: May 31, 2005
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

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) CAPITAL OPPORTUNITIES FUND                                       5/31/05

SEMIANNUAL REPORT
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LETTER FROM THE CEO                               1
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PORTFOLIO COMPOSITION                             2
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MANAGEMENT REVIEW                                 3
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PERFORMANCE SUMMARY                               5
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EXPENSE TABLE                                     9
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PORTFOLIO OF INVESTMENTS                         11
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FINANCIAL STATEMENTS                             17
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NOTES TO FINANCIAL STATEMENTS                    40
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RESULTS OF SHAREHOLDER MEETING                   54
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PROXY VOTING POLICIES AND INFORMATION            55
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QUARTERLY PORTFOLIO DISCLOSURE                   55
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CONTACT INFORMATION                      BACK COVER
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THIS REPORT HAS BEEN PREPARED FOR THE GENERAL
INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN
PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

Dear Shareholders,

[Photo of Robert J. Manning]

Dear Shareholders,
As a professional investor for more than 20 years, I've often been asked to name the single most important factor in investment success. My answer is always the same: diversification. At MFS we talk about applying a disciplined diversification(SM) strategy to a portfolio as a three step process: allocate among the major asset classes; diversify within each asset class; and rebalance regularly to avoid unnecessary risk.

Individual investors sometimes assume that the amount they're putting away is too small to allow for diversification. My response would be that a good investment plan, developed with the help of an investment professional, should provide a way to properly diversify your contributions.

Remember that the purpose of diversification is to own investments that historically have not moved in sync with each other - in the hope that, in any given period, underperforming holdings will be somewhat counteracted by other outperforming holdings. If none of your asset classes did badly in the past year or so, you're probably not properly diversified.

Americans today have more of their wealth tied up in the markets than in any previous period of our history, but we are not yet making the most of our opportunities. While neither asset allocation nor diversification can guarantee a profit or protect against a loss, I would voice the opinion that, to a large extent, a failure to have a plan, diversify contributions, and rebalance a portfolio annually has been behind many U.S. investors" failure to reach their long-term financial goals.

For more information on how to apply a disciplined diversification(SM) strategy to your portfolio, I would urge you to contact your own investment professional. You may also want to refer to information on the subject on our Website, MFS.COM.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    July 15, 2005

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Stocks                                     99.0%
              Cash & Other Net Assets                     1.0%

              TOP TEN HOLDINGS

              Wyeth                                       3.5%
              ------------------------------------------------
              Sprint Corp.                                2.6%
              ------------------------------------------------
              Viacom, Inc., "B"                           2.6%
              ------------------------------------------------
              Verizon Communications, Inc.                2.5%
              ------------------------------------------------
              J.P. Morgan Chase & Co.                     2.2%
              ------------------------------------------------
              Symantec Corp.                              2.1%
              ------------------------------------------------
              Owens-Illinois, Inc.                        2.0%
              ------------------------------------------------
              Nortel Networks Corp.                       1.9%
              ------------------------------------------------
              Tyco International Ltd.                     1.9%
              ------------------------------------------------
              Cisco Systems, Inc.                         1.9%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Technology                                 24.4%
              ------------------------------------------------
              Health Care                                17.4%
              ------------------------------------------------
              Financial Services                         13.4%
              ------------------------------------------------
              Leisure                                     9.8%
              ------------------------------------------------
              Retailing                                   8.0%
              ------------------------------------------------
              Utilities & Communications                  6.0%
              ------------------------------------------------
              Energy                                      5.3%
              ------------------------------------------------
              Industrial Goods & Services                 3.8%
              ------------------------------------------------
              Consumer Staples                            3.6%
              ------------------------------------------------
              Basic Materials                             3.1%
              ------------------------------------------------
              Autos & Housing                             1.8%
              ------------------------------------------------
              Special Products & Services                 1.5%
              ------------------------------------------------
              Transportation                              0.9%
              ------------------------------------------------

Percentages are based on net assets as of 5/31/05.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the six months ended May 31, 2005, Class A shares of the MFS Capital Opportunities Fund provided a total return of 1.88%, at net asset value. In comparison, the fund's benchmark, the S&P 500 Stock Index, returned 2.42%. The fund's investment objective is capital appreciation. The fund invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. The fund focuses on companies which MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow. MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the fund) it advises. This means that securities are selected based upon fundamental analysis performed by the fund's portfolio manager and MFS" large group of equity research analysts.

MARKET ENVIRONMENT

Stocks experienced considerable volatility during the six-month period. Investors endured another rise in oil prices, a volatile U.S. dollar, record U.S. budget and trade deficits, and war in Iraq. Fundamental economic factors, however, such as corporate spending and earnings, continued to improve around the globe. Over the course of the period, investors seemed to conclude that the global economic recovery, although modest, was still intact. While stocks suffered in March and April as investors worried about high oil prices and the credit quality of some major U.S. corporations, the U.S. stock indices finished the period about where they began.

DETRACTORS FROM PERFORMANCE

Stock selection in both the utilities and communications and industrial goods and services sectors held back results relative to the S&P 500 Stock Index. In utilities and communications, telecom services provider Verizon Communications and independent power producer Calpine were among the top relative detractors. In industrial goods and services, manufacturing conglomerate Tyco International held back results as the stock declined over the period.

Stock selection also hurt relative results in the technology sector. Holding telecom equipment manufacturer Nortel Networks and software company Computer Associates*, while avoiding semiconductor manufacturer Intel (an index constituent that outperformed the benchmark), proved harmful to relative performance.

In basic materials, our positions in poor-performing paper producer Bowater and paper-based packaging manufacturer Smurfit-Stone Container detracted from relative performance. Elsewhere, avoiding index constituents Exxon Mobil and tobacco conglomerate Altria Group hampered results as both stocks outpaced the S&P 500 Stock Index.

CONTRIBUTORS TO PERFORMANCE

Stock selection and, to a lesser extent, allocation aided relative returns in both the health care and financial services sectors. In health care, pharmaceutical firms Merck and Wyeth, health care products manufacturers Abbott Laboratories and Johnson & Johnson, and biotech firm Genentech* were all top contributors. In financial services, holding insurance company Allstate and underweighting insurer American International Group (an index constituent that underperformed the S&P 500) contributed to results.

Stock selection in the basic materials sector also contributed to the fund's relative results. Glass container manufacturer Owens-Illinois was the fund's largest individual relative contributor. Positions in other sectors that aided relative results included drilling rig operator GlobalSantaFe and an underweighting in computer products and services provider IBM* (an index constituent that lagged the S&P 500).

    Respectfully,

/s/ S. Irfan Ali                   /s/ Alan T. Langsner

    S. Irfan Ali                       Alan T. Langsner
    Portfolio Manager                  Portfolio Manager

/s/ Kenneth J. Enright

    Kenneth J. Enright
    Portfolio Manager

* Security was not held in the portfolio at period-end.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS Fund. References to specific securities are not recommendations of such securities, and may not be representative of any MFS Fund's current or future investments.

PERFORMANCE SUMMARY THROUGH 5/31/05

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR I SHARES CALL 1-888-808-6374.) MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. HIGH SHORT-TERM RETURNS FOR ANY PERIOD MAY BE AND LIKELY WERE ATTRIBUTABLE TO FAVORABLE MARKET CONDITIONS DURING THAT PERIOD, WHICH MAY NOT BE REPEATABLE. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RETURNS

AVERAGE ANNUAL WITHOUT SALES CHARGE

 Share class   Class inception date    6-mo     1-yr   3-yr    5-yr     10-yr
------------------------------------------------------------------------------
      A               6/13/83           1.88%   9.11%  2.81%   -7.68%    9.21%
------------------------------------------------------------------------------
      B               9/07/93           1.44%   8.21%  2.03%   -8.38%    8.38%
------------------------------------------------------------------------------
      C               4/01/96           1.45%   8.26%  2.04%   -8.37%    8.39%
------------------------------------------------------------------------------
      I               1/02/97           1.97%   9.29%  3.09%   -7.43%    9.44%
------------------------------------------------------------------------------
     R*              12/31/02           1.77%   8.84%  2.63%   -7.77%    9.16%
------------------------------------------------------------------------------
     R1               4/01/05           1.44%   8.21%  2.03%   -8.38%    8.38%
------------------------------------------------------------------------------
     R2               4/01/05           1.52%   8.30%  2.05%   -8.36%    8.39%
------------------------------------------------------------------------------
     R3*             10/31/03           1.60%   8.58%  2.17%   -8.30%    8.43%
------------------------------------------------------------------------------
     R4               4/01/05           1.88%   9.11%  2.81%   -7.68%    9.21%
------------------------------------------------------------------------------
     R5               4/01/05           1.96%   9.19%  2.83%   -7.67%    9.22%
------------------------------------------------------------------------------
    529A              7/31/02           1.64%   8.72%  2.48%   -7.85%    9.11%
------------------------------------------------------------------------------
    529B              7/31/02           1.36%   8.07%  1.83%   -8.48%    8.32%
------------------------------------------------------------------------------
    529C              7/31/02           1.37%   8.02%  1.78%   -8.51%    8.30%
------------------------------------------------------------------------------

COMPARATIVE BENCHMARKS
------------------------------------------------------------------------------
Average multi-cap core fund+            2.03%   8.22%  5.37%    0.10%    9.65%
------------------------------------------------------------------------------
Standard & Poor's 500 Stock Index#      2.42%   8.23%  5.59%   -1.92%   10.17%
------------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE
 Share class                           6-mo     1-yr   3-yr    5-yr     10-yr
------------------------------------------------------------------------------
      A                                -3.98%   2.83%  0.80%   -8.77%    8.57%
------------------------------------------------------------------------------
      B                                -2.56%   4.21%  1.06%   -8.71%    8.38%
------------------------------------------------------------------------------
      C                                 0.45%   7.26%  2.04%   -8.37%    8.39%
------------------------------------------------------------------------------
    529A                               -4.20%   2.47%  0.48%   -8.94%    8.47%
------------------------------------------------------------------------------
    529B                               -2.64%   4.07%  0.85%   -8.82%    8.32%
------------------------------------------------------------------------------
    529C                                0.37%   7.02%  1.78%   -8.51%    8.30%
------------------------------------------------------------------------------
I, R, R1, R2, R3, R4 and R5 Class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CUMULATIVE WITHOUT SALES CHARGE
------------------------------------------------------------------------------
      A                                 1.88%   9.11%  8.65%  -32.94%  141.42%
------------------------------------------------------------------------------
      B                                 1.44%   8.21%  6.20%  -35.43%  123.60%
------------------------------------------------------------------------------
      C                                 1.45%   8.26%  6.23%  -35.40%  123.76%
------------------------------------------------------------------------------
      I                                 1.97%   9.29%  9.56%  -32.04%  146.57%
------------------------------------------------------------------------------
     R*                                 1.77%   8.84%  8.11%  -33.28%  140.22%
------------------------------------------------------------------------------
     R1                                 1.44%   8.21%  6.20%  -35.43%  123.60%
------------------------------------------------------------------------------
     R2                                 1.52%   8.30%  6.29%  -35.37%  123.79%
------------------------------------------------------------------------------
     R3*                                1.60%   8.58%  6.66%  -35.15%  124.56%
------------------------------------------------------------------------------
     R4                                 1.88%   9.11%  8.65%  -32.94%  141.42%
------------------------------------------------------------------------------
     R5                                 1.96%   9.19%  8.74%  -32.89%  141.61%
------------------------------------------------------------------------------
    529A                                1.64%   8.72%  7.64%  -33.57%  139.17%
------------------------------------------------------------------------------
    529B                                1.36%   8.07%  5.58%  -35.80%  122.30%
------------------------------------------------------------------------------
    529C                                1.37%   8.02%  5.43%  -35.90%  121.97%
------------------------------------------------------------------------------
* Effective April 1, 2005, Class R1 shares have been renamed "Class R shares" and Class R2 shares have been renamed "Class R3 shares."
+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.

Periods less than one year are actual, not annualized.

INDEX DEFINITION

Standard & Poor's 500 Stock Index - is a capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results including sales charge reflect the deduction of the maximum 5.75% sales charge. Class B and 529B results including sales charge reflect the deduction of the applicable contingent deferred sales charge
(CDSC), which declines over six years from 4% to 0%. Class C and 529C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC. Class R shares have no initial sales charge or CDSC and are available only to existing Class R shareholders. Class I, R1, R2, R3, R4, and R5 shares have no initial sales charge or CDSC. Class I shares are only available to certain investors, and Class R1, R2, R3, R4, and R5 shares are only available to certain retirement plans. Class 529 shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional annual fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Performance for Class I, R, R4, R5, and 529A shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for Class C, R1, R2, R3, 529B and 529C shares includes the performance of the fund's Class B shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

The performance shown reflects a non-recurring accrual made to the fund on July 28, 2004, relating to MFS" revenue sharing settlement with the Securities and Exchange Commission, without which the performance would have been lower. For example, the impact on the Fund's performance (not including sales charge) for the six month period through the date shown would have been lower by approximately 0.13%. The proceeds were paid to the fund on February 16, 2005.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

KEY RISK CONSIDERATIONS

The portfolio may invest in foreign and/or emerging markets securities, which are more susceptible to risks relating to interest rates, currency exchange rates, economic, and political conditions.

Over-the-Counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources.

Many OTC stocks trade less frequently and in smaller volume than exchange listed stocks. The values of these stocks may be more volatile than exchange listed stocks, and the fund may experience difficulty in buying and selling these stocks at prevailing market prices.

Market risk is the risk that the price of a security held by the fund will fall due to changing economic, political or market conditions or disappointing earnings result.

Prices of securities react to the economic condition of the company that issued the security. The fund's investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

The fund has engaged and may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains, as compared to a fund with less active trading policies, which would increase your tax liability unless you hold your shares through a tax-deferred vehicle (such as an IRA account).

Frequent trading also increases transaction costs, which could detract from the fund's performance.

Please see the prospectus for further information regarding these and other risk considerations.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
DECEMBER 1, 2004 THROUGH MAY 31, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2004 through May 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value    12/01/04-
Share Class                 Ratio      12/01/04         5/31/05        5/31/05
-------------------------------------------------------------------------------
           Actual           1.18%     $1,000.00       $1,018.80         $5.94
    A      --------------------------------------------------------------------
           Hypothetical*    1.18%     $1,000.00       $1,019.05         $5.94
-------------------------------------------------------------------------------
           Actual           1.94%     $1,000.00       $1,014.40         $9.74
    B     ---------------------------------------------------------------------
           Hypothetical*    1.94%     $1,000.00       $1,015.26         $9.75
-------------------------------------------------------------------------------
           Actual           1.93%     $1,000.00       $1,014.50         $9.69
    C      --------------------------------------------------------------------
           Hypothetical*    1.93%     $1,000.00       $1,015.31         $9.70
-------------------------------------------------------------------------------
           Actual           0.92%     $1,000.00       $1,019.70         $4.63
    I      --------------------------------------------------------------------
           Hypothetical*    0.92%     $1,000.00       $1,020.34         $4.63
-------------------------------------------------------------------------------
    R      Actual           1.38%     $1,000.00       $1,017.70         $6.94
(formerly  --------------------------------------------------------------------
   R1)     Hypothetical*    1.38%     $1,000.00       $1,018.05         $6.94
-------------------------------------------------------------------------------
           Actual           1.68%     $1,000.00       $1,014.40         $8.44
    R1     --------------------------------------------------------------------
           Hypothetical*    1.68%     $1,000.00       $1,016.55         $8.45
-------------------------------------------------------------------------------
           Actual           1.37%     $1,000.00       $1,015.20         $6.88
    R2     --------------------------------------------------------------------
           Hypothetical*    1.37%     $1,000.00       $1,018.10         $6.89
-------------------------------------------------------------------------------
    R3     Actual           1.57%     $1,000.00       $1,016.00         $7.89
(formerly  --------------------------------------------------------------------
   R2)     Hypothetical*    1.57%     $1,000.00       $1,017.10         $7.90
-------------------------------------------------------------------------------
           Actual           0.88%     $1,000.00       $1,018.80         $4.43
    R4     --------------------------------------------------------------------
           Hypothetical*    0.88%     $1,000.00       $1,020.54         $4.43
-------------------------------------------------------------------------------
           Actual           0.58%     $1,000.00       $1,019.60         $2.92
    R5     --------------------------------------------------------------------
           Hypothetical*    0.58%     $1,000.00       $1,022.04         $2.92
-------------------------------------------------------------------------------
           Actual           1.50%     $1,000.00       $1,016.40         $7.54
  529A     --------------------------------------------------------------------
           Hypothetical*    1.50%     $1,000.00       $1,017.45         $7.54
-------------------------------------------------------------------------------
           Actual           2.17%     $1,000.00       $1,013.60         $10.89
  529B     --------------------------------------------------------------------
           Hypothetical*    2.17%     $1,000.00       $1,014.11         $10.90
-------------------------------------------------------------------------------
           Actual           2.21%     $1,000.00       $1,013.70         $11.10
  529C     --------------------------------------------------------------------
           Hypothetical*    2.21%     $1,000.00       $1,013.91         $11.10
-------------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class" annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS (unaudited) - 5/31/05


The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 99.0%
---------------------------------------------------------------------------------------------------
ISSUER                                                                    SHARES            $ VALUE
---------------------------------------------------------------------------------------------------
Aerospace - 1.1%
---------------------------------------------------------------------------------------------------
Lockheed Martin Corp.^                                                   312,810        $20,298,241
---------------------------------------------------------------------------------------------------

Apparel Manufacturers - 0.5%
---------------------------------------------------------------------------------------------------
Reebok International Ltd.^                                               214,390         $8,727,817

---------------------------------------------------------------------------------------------------

Automotive - 0.6%
---------------------------------------------------------------------------------------------------
SPX Corp.^                                                               255,400        $11,342,314

---------------------------------------------------------------------------------------------------

Banks & Credit Companies - 7.1%
---------------------------------------------------------------------------------------------------
American Express Co.^                                                   125,380      $    6,751,713
Bank of America Corp.^                                                  530,706          24,582,302
Citigroup, Inc.                                                         277,273          13,062,331
Freddie Mac                                                             345,950          22,500,588
J.P. Morgan Chase & Co.^                                              1,176,470          42,058,802
PNC Financial Services Group, Inc.^                                     496,750          27,147,387
                                                                                     --------------
                                                                                     $  136,103,123
---------------------------------------------------------------------------------------------------
Biotechnology - 3.9%
---------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                            333,740      $   20,885,449
Biogen Idec, Inc.^*                                                     223,720           8,747,452
Genzyme Corp.^*                                                         192,391          12,003,274
Gilead Sciences, Inc.*                                                  287,010          11,710,008
ImClone Systems, Inc.^*                                                  82,770           2,742,998
Medimmune, Inc.*                                                        663,110          17,506,104
                                                                                     --------------
                                                                                     $   73,595,285
---------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 7.5%
---------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"^*                                            277,350      $    8,775,354
Grupo Televisa S.A., ADR^                                                92,720           5,563,200
Interpublic Group of Cos., Inc.^*                                     1,911,570          23,588,774
News Corp., "A"^                                                        605,460           9,766,070
Time Warner, Inc.^*                                                     410,530           7,143,222
Univision Communications, Inc., "A"^*                                   271,600           7,227,276
Viacom, Inc., "B"^                                                    1,460,359          50,075,710
Walt Disney Co.^                                                      1,132,870          31,085,953
                                                                                     --------------
                                                                                     $  143,225,559
---------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.9%
---------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                1,186,090      $   32,925,858
Merrill Lynch & Co., Inc.^                                              425,950          23,112,047
                                                                                     --------------
                                                                                     $   56,037,905
---------------------------------------------------------------------------------------------------

Business Services - 1.0%
---------------------------------------------------------------------------------------------------
Accenture Ltd., "A"^*                                                   633,930      $   14,757,890
Getty Images, Inc.^*                                                     48,140           3,602,798
                                                                                     --------------
                                                                                     $   18,360,688
---------------------------------------------------------------------------------------------------
Chemicals - 0.3%
---------------------------------------------------------------------------------------------------
Monsanto Co.^                                                            117,080         $6,673,560
---------------------------------------------------------------------------------------------------

Computer Software - 8.1%
---------------------------------------------------------------------------------------------------
Amdocs Ltd.^*                                                           259,150      $    7,061,838
Check Point Software Technologies Ltd.^*                                159,957           3,632,623
Citrix Systems, Inc.^*                                                  189,990           4,780,148
Compuware Corp.^*                                                     1,680,290          11,509,986
Mercury Interactive Corp.^*                                             394,260          17,789,011
Microsoft Corp.^                                                      1,269,164          32,744,431
Oracle Corp.*                                                         1,555,459          19,940,984
Symantec Corp.^*                                                      1,747,420          39,509,166
TomTom N.V.*                                                              5,200             119,185
VERITAS Software Corp.*                                                 662,503          16,476,450
                                                                                     --------------
                                                                                     $  153,563,822
---------------------------------------------------------------------------------------------------
Computer Software - Systems - 2.5%
---------------------------------------------------------------------------------------------------
Dell, Inc.*                                                             678,950      $   27,083,315
Infosys Technologies Ltd., ADR                                           23,340           1,688,416
LG.Philips LCD Co. Ltd., ADR*                                            54,100           1,415,797
Sun Microsystems, Inc.*                                               4,778,570          18,206,352
                                                                                     --------------
                                                                                     $   48,393,880
---------------------------------------------------------------------------------------------------
Construction - 1.2%
---------------------------------------------------------------------------------------------------
Masco Corp.^                                                             693,240        $22,197,545
---------------------------------------------------------------------------------------------------

Consumer Goods & Services - 2.7%
---------------------------------------------------------------------------------------------------
Avon Products, Inc.^                                                     81,620      $    3,243,579
Cintas Corp.^                                                           222,110           8,966,581
Gillette Co.^                                                           485,020          25,579,955
Procter & Gamble Co.                                                    235,150          12,968,523
                                                                                     --------------
                                                                                     $   50,758,638
---------------------------------------------------------------------------------------------------
Containers - 2.0%
---------------------------------------------------------------------------------------------------
Owens-Illinois, Inc.^*                                                1,444,970      $   37,150,179
Smurfit-Stone Container Corp.*                                          157,050           1,707,134
                                                                                     --------------
                                                                                     $   38,857,313
---------------------------------------------------------------------------------------------------

Electrical Equipment - 2.5%
---------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"^                                             79,680      $    5,493,139
General Electric Co.                                                    181,961           6,637,937
Tyco International Ltd.                                               1,251,037          36,192,500
                                                                                     --------------
                                                                                     $   48,323,576
---------------------------------------------------------------------------------------------------
Electronics - 4.0%
---------------------------------------------------------------------------------------------------
Analog Devices, Inc.^                                                   294,420      $   10,917,094
KLA-Tencor Corp.^                                                       146,270           6,642,121
Linear Technology Corp.^                                                 48,000           1,798,560
Marvell Technology Group Ltd.^*                                         299,150          12,253,184
Maxim Integrated Products, Inc.                                          87,440           3,445,136
PMC-Sierra, Inc.^*                                                      680,470           5,967,722
Samsung Electronics Co. Ltd., GDR##                                      43,110          10,367,955
Samsung Electronics Co., Ltd.                                             7,410           3,596,516
Taiwan Semiconductor Manufacturing Co. Ltd., ADR^                       545,210           5,021,384
Texas Instruments, Inc.                                                 211,600           5,848,624
Xilinx, Inc.                                                            379,280          10,525,020
                                                                                     --------------
                                                                                     $   76,383,316
---------------------------------------------------------------------------------------------------
Energy - Independent - 1.5%
---------------------------------------------------------------------------------------------------
Apache Corp.^                                                            81,410      $    4,783,652
Devon Energy Corp.^                                                     515,910          23,680,269
                                                                                     --------------
                                                                                     $   28,463,921
---------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.5%
---------------------------------------------------------------------------------------------------
CVS Corp.                                                                170,240         $9,337,664
---------------------------------------------------------------------------------------------------

Food & Non-Alcoholic Beverages - 1.4%
---------------------------------------------------------------------------------------------------
General Mills, Inc.^                                                    191,910      $    9,499,545
PepsiCo, Inc.                                                           238,510          13,428,113
SYSCO Corp.^                                                            124,110           4,611,928
                                                                                     --------------
                                                                                     $   27,539,586
---------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.8%
---------------------------------------------------------------------------------------------------
Bowater, Inc.^                                                           498,180        $15,642,852
---------------------------------------------------------------------------------------------------

Gaming & Lodging - 0.5%
---------------------------------------------------------------------------------------------------
Carnival Corp.^                                                         104,250      $    5,514,825
Royal Caribbean Cruises Ltd.^                                            78,320           3,611,335
                                                                                     --------------
                                                                                     $    9,126,160
---------------------------------------------------------------------------------------------------

General Merchandise - 2.7%
---------------------------------------------------------------------------------------------------
Kohl's Corp.^*                                                          275,380      $   13,408,252
Target Corp.^                                                           222,300          11,937,510
Wal-Mart Stores, Inc.                                                   574,150          27,117,105
                                                                                     --------------
                                                                                     $   52,462,867
---------------------------------------------------------------------------------------------------
Insurance - 3.4%
---------------------------------------------------------------------------------------------------
Allstate Corp.^                                                         496,060      $   28,870,692
American International Group, Inc.^                                     136,890           7,604,239
Conseco, Inc.^*                                                       1,026,500          20,530,000
Hartford Financial Services Group, Inc.^                                 95,672           7,155,309
                                                                                     --------------
                                                                                     $   64,160,240
---------------------------------------------------------------------------------------------------
Internet - 1.4%
---------------------------------------------------------------------------------------------------
eBay, Inc.^*                                                            289,610      $   11,008,076
Yahoo!, Inc.*                                                           426,810          15,877,332
                                                                                     --------------
                                                                                     $   26,885,408
---------------------------------------------------------------------------------------------------
Leisure & Toys - 1.5%
---------------------------------------------------------------------------------------------------
Activision, Inc.^*                                                      167,230      $    2,635,545
Electronic Arts, Inc.*                                                  240,090          12,614,329
Mattel, Inc.^                                                           688,090          12,509,476
                                                                                     --------------
                                                                                     $   27,759,350
---------------------------------------------------------------------------------------------------
Machinery & Tools - 0.2%
---------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                 41,260         $3,483,582
---------------------------------------------------------------------------------------------------

Medical & Health Technology & Services - 1.2%
---------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.^*                                               1,911,250        $23,164,350
---------------------------------------------------------------------------------------------------

Medical Equipment - 1.6%
---------------------------------------------------------------------------------------------------
Boston Scientific Corp.*                                                154,210      $    4,177,549
Fisher Scientific International, Inc.*                                   73,670           4,601,428
Medtronic, Inc.                                                         171,420           9,213,825
St. Jude Medical, Inc.^*                                                191,290           7,674,555
Waters Corp.^*                                                          106,300           4,129,755
                                                                                     --------------
                                                                                     $   29,797,112
---------------------------------------------------------------------------------------------------
Oil Services - 3.8%
---------------------------------------------------------------------------------------------------
BJ Services Co.^                                                        207,340      $   10,439,569
Cooper Cameron Corp.^*                                                  317,320          18,756,785
GlobalSantaFe Corp.^                                                    624,012          22,863,800
Noble Corp.^                                                            361,200          20,451,144
                                                                                     --------------
                                                                                     $   72,511,298
---------------------------------------------------------------------------------------------------

Personal Computers & Peripherals - 1.0%
---------------------------------------------------------------------------------------------------
EMC Corp.*                                                            1,092,410      $   15,359,285
Network Appliance, Inc.^*                                               160,720           4,622,307
                                                                                     --------------
                                                                                     $   19,981,592
---------------------------------------------------------------------------------------------------
Pharmaceuticals - 10.7%
---------------------------------------------------------------------------------------------------
Abbott Laboratories                                                     716,130      $   34,546,111
Allergan, Inc.^                                                         144,080          11,138,825
Eli Lilly & Co.                                                         271,050          15,802,215
Johnson & Johnson^                                                      492,100          33,019,910
Merck & Co., Inc.^                                                      974,130          31,600,777
Roche Holding AG                                                         74,120           9,346,275
Wyeth                                                                 1,555,999          67,483,677
                                                                                     --------------
                                                                                     $  202,937,790
---------------------------------------------------------------------------------------------------
Restaurants - 0.3%
---------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.^                                                146,920         $6,501,210
---------------------------------------------------------------------------------------------------

Specialty Stores - 4.3%
---------------------------------------------------------------------------------------------------
Bed Bath & Beyond, Inc.^*                                               101,030      $    4,106,869
Circuit City Stores, Inc.                                               553,440           9,070,882
Gap, Inc.                                                               692,910          14,551,110
Home Depot, Inc.                                                        197,280           7,762,968
Lowe's Cos., Inc.^                                                      214,600          12,277,266
OfficeMax, Inc.^                                                        474,820          14,410,787
PETsMART, Inc.^                                                         236,210           7,504,392
Staples, Inc.                                                           175,685           3,782,498
TJX Cos., Inc.^                                                         336,020           7,704,939
                                                                                     --------------
                                                                                     $   81,171,711
---------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 7.4%
---------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                  1,837,430      $   35,609,393
Comverse Technology, Inc.*                                              458,540          10,789,446
Corning, Inc.^*                                                         873,520          13,696,794
Nokia Corp., ADR^                                                     1,785,610          30,105,385
Nortel Networks Corp.^*                                              14,088,760          36,489,888
QUALCOMM, Inc.                                                          370,940          13,821,224
                                                                                     --------------
                                                                                     $  140,512,130
---------------------------------------------------------------------------------------------------
Telephone Services - 5.1%
---------------------------------------------------------------------------------------------------
Sprint Corp.^                                                         2,122,680      $   50,286,289
Verizon Communications, Inc.                                          1,330,835          47,084,942
                                                                                     --------------
                                                                                     $   97,371,231
---------------------------------------------------------------------------------------------------

Trucking - 0.9%
---------------------------------------------------------------------------------------------------
Expeditors International of Washington, Inc.^                            74,670      $    3,806,677
FedEx Corp.                                                              69,210           6,188,758
United Parcel Service, Inc., "B"                                        108,340           7,979,241
                                                                                     --------------
                                                                                     $   17,974,676
---------------------------------------------------------------------------------------------------
Utilities - Electric Power - 0.9%
---------------------------------------------------------------------------------------------------
Calpine Corp.*                                                         5,568,360        $16,593,713
---------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,694,551,759)                                       $1,886,221,025
---------------------------------------------------------------------------------------------------

Short-Term Obligation - 1.5%
---------------------------------------------------------------------------------------------------
ISSUER                                                                PAR AMOUNT            $ VALUE
---------------------------------------------------------------------------------------------------
General Electric Capital Corp., 3.06%, due 6/01/05,
at Amortized Cost and Value<                                       $ 28,242,000      $   28,242,000
---------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 17.5%
---------------------------------------------------------------------------------------------------
ISSUER                                                                    SHARES            $ VALUE
---------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value                                                     333,363,095      $  333,363,095
---------------------------------------------------------------------------------------------------

Repurchase Agreement - 0%
---------------------------------------------------------------------------------------------------
ISSUER                                                                PAR AMOUNT            $ VALUE
---------------------------------------------------------------------------------------------------
Morgan Stanley, 3.05%, dated 5/31/05, due 6/01/05, total to be received $3,000 (secured by various U.S. Treasury and Federal
Agency obligations in a jointly traded account), at Cost           $      3,000      $        3,000
---------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $2,056,159,854)                                  $2,247,829,120
---------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (18.0)%                                               (343,490,940)
---------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                  $1,904,338,180
---------------------------------------------------------------------------------------------------
 * Non-income producing security.
 ^ All or a portion of this security is on loan.
##SEC Rule 144A restriction.
 < The rate shown represents an annualized yield at time of purchase.

Abbreviations:
ADR = American Depository Receipt
GDR = Global Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 5/31/05

ASSETS
-------------------------------------------------------------------------------
Investments, at value, including $325,339,047 of
securities on loan (identified
cost, $2,056,159,854)                            $2,247,829,120
Cash                                                        325
Receivable for investments sold                       1,420,316
Receivable for fund shares sold                         607,953
Interest and dividends receivable                     1,684,153
Other assets                                              7,626
-------------------------------------------------------------------------------
Total assets                                                     $2,251,549,493
-------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------
Payable for investments purchased                    $7,706,353
Payable for fund shares reacquired                    4,813,907
Collateral for securities loaned, at value          333,363,095
Payable to affiliates
  Management fee                                        156,093
  Shareholder servicing costs                           681,272
  Distribution and service fee                          112,042
  Administrative fee                                      3,349
  Program manager fee                                        13
  Administrative service fee                                 46
Accrued expenses and other liabilities                  375,143
-------------------------------------------------------------------------------
Total liabilities                                                  $347,211,313
-------------------------------------------------------------------------------
Net assets                                                       $1,904,338,180
-------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------
Paid-in capital                                  $4,450,056,610
Unrealized appreciation on investments and
translation of assets and liabilities in
foreign currencies                                  191,669,262
Accumulated net realized loss on investments
and foreign currency transactions                (2,735,839,073)
Accumulated distributions in excess of net
investment income                                    (1,548,619)
-------------------------------------------------------------------------------
Net assets                                                       $1,904,338,180
-------------------------------------------------------------------------------
Shares of beneficial interest outstanding                           151,087,814
-------------------------------------------------------------------------------

Class A shares
-------------------------------------------------------------------------------
  Net assets                                     $1,135,763,031
  Shares outstanding                                 87,232,936
-------------------------------------------------------------------------------
  Net asset value per share                                              $13.02
-------------------------------------------------------------------------------
  Offering price per share (100/94.25X$13.02)                            $13.81
-------------------------------------------------------------------------------

Class B shares
-------------------------------------------------------------------------------
  Net assets                                       $578,660,961
  Shares outstanding                                 48,243,815
-------------------------------------------------------------------------------
  Net asset value and offering price per share                           $11.99
-------------------------------------------------------------------------------

Class C shares
-------------------------------------------------------------------------------
  Net assets                                       $148,760,079
  Shares outstanding                                 12,467,327
-------------------------------------------------------------------------------
  Net asset value and offering price per share                           $11.93
-------------------------------------------------------------------------------

Class I shares
-------------------------------------------------------------------------------
  Net assets                                        $30,014,046
  Shares outstanding                                  2,280,577
-------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                        $13.16
-------------------------------------------------------------------------------

Class R shares (formerly Class R1):
-------------------------------------------------------------------------------
  Net assets                                         $8,990,723
  Shares outstanding                                    694,518
-------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                        $12.95
-------------------------------------------------------------------------------

Class R1 shares
-------------------------------------------------------------------------------
  Net assets                                            $50,718
  Shares outstanding                                      4,230
-------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                        $11.99
-------------------------------------------------------------------------------

Class R2 shares
-------------------------------------------------------------------------------
  Net assets                                            $50,744
  Shares outstanding                                      4,230
-------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                        $12.00
-------------------------------------------------------------------------------

Class R3 shares (formerly Class R2)
-------------------------------------------------------------------------------
  Net assets                                         $1,513,102
  Shares outstanding                                    117,377
-------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                        $12.89
-------------------------------------------------------------------------------

Class R4 shares
-------------------------------------------------------------------------------
  Net assets                                            $50,787
  Shares outstanding                                      3,900
-------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                        $13.02
-------------------------------------------------------------------------------

Class R5 shares
-------------------------------------------------------------------------------
  Net assets                                            $50,812
  Shares outstanding                                      3,900
-------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                        $13.03
-------------------------------------------------------------------------------

Class 529A shares
-------------------------------------------------------------------------------
  Net assets                                           $209,644
  Shares outstanding                                     16,221
-------------------------------------------------------------------------------
  Net asset value per share                                              $12.92
-------------------------------------------------------------------------------
  Offering price per share (100/94.25X$12.92)                            $13.71
-------------------------------------------------------------------------------

Class 529B shares
-------------------------------------------------------------------------------
  Net assets                                           $163,748
  Shares outstanding                                     13,738
-------------------------------------------------------------------------------
  Net asset value and offering price per share                           $11.92
-------------------------------------------------------------------------------

Class 529C shares
-------------------------------------------------------------------------------
  Net assets                                            $59,785
  Shares outstanding                                      5,045
-------------------------------------------------------------------------------
  Net asset value and offering price per share                           $11.85
-------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A and Class 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations (unaudited)

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 5/31/05

NET INVESTMENT LOSS
-------------------------------------------------------------------------------
Income
  Dividends                                         $13,334,652
  Interest                                              415,920
  Foreign taxes withheld                               (148,767)
-------------------------------------------------------------------------------
Total investment income                                             $13,601,805
-------------------------------------------------------------------------------
Expenses
  Management fee                                     $7,669,447
  Trustees' compensation                                 44,087
  Shareholder servicing costs                         2,033,277
  Distribution and service fee (Class A)              1,509,980
  Distribution and service fee (Class B)              3,171,973
  Distribution and service fee (Class C)                810,686
  Distribution and service fee (Class R)                 18,244
  Distribution and service fee (Class R1)                    62
  Distribution and service fee (Class R2)                    42
  Distribution and service fee (Class R3)                 2,470
  Distribution and service fee (Class R4)                    21
  Distribution and service fee (Class 529A)                 336
  Distribution and service fee (Class 529B)                 833
  Distribution and service fee (Class 529C)                 384
  Program manager fee (Class 529A)                          240
  Program manager fee (Class 529B)                          208
  Program manager fee (Class 529C)                           96
  Administrative service fee (Class R1)                      37
  Administrative service fee (Class R2)                      33
  Administrative service fee (Class R3)                   1,235
  Administrative service fee (Class R4)                      12
  Administrative service fee (Class R5)                       8
  Administrative fee                                    118,005
  Custodian fee                                         212,247
  Printing                                               54,889
  Auditing fees                                          27,999
  Legal fees                                             34,816
  Shareholder solicitation expenses                     133,293
  Miscellaneous                                         116,856
-------------------------------------------------------------------------------
Total expenses                                                      $15,961,816
-------------------------------------------------------------------------------
  Fees paid indirectly                                  (97,203)
  Reduction of expenses by investment adviser          (928,650)
-------------------------------------------------------------------------------
Net expenses                                                        $14,935,963
-------------------------------------------------------------------------------
Net investment loss                                                 $(1,334,158)
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                          $159,007,652
  Foreign currency transactions                          25,426
-------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                                      $159,033,078
-------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                     $(122,033,318)
  Translation of assets and liabilities in
  foreign currencies                                         (4)
-------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                              $(122,033,322)
-------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                    $36,999,756
-------------------------------------------------------------------------------
Change in net assets from operations                                $35,665,598
-------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
                                                            SIX MONTHS ENDED                 YEAR ENDED
                                                                     5/31/05                   11/30/04
                                                                 (UNAUDITED)
CHANGE IN NET ASSETS
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income (loss)                                     $(1,334,158)                $5,400,769
Net realized gain (loss) on investments and foreign
currency transactions                                            159,033,078                314,935,054
Net unrealized gain (loss) on investments and foreign
currency translation                                            (122,033,322)               (30,754,725)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                             $35,665,598               $289,581,098
-------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                        $(5,154,455)                       $--
  Class I                                                           (237,102)                        --
  Class R                                                            (22,955)                        --
  Class R3                                                            (2,211)                        --
  Class 529A                                                            (413)                        --
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(5,417,136)                       $--
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions              $(335,222,131)             $(724,352,492)
-------------------------------------------------------------------------------------------------------
Redemption fees                                                          $--                     $1,324
-------------------------------------------------------------------------------------------------------
Total change in net assets                                     $(304,973,669)             $(434,770,070)
-------------------------------------------------------------------------------------------------------

NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                        $2,209,311,849             $2,644,081,919

At end of period (including accumulated distributions in
excess of net investment income of $1,548,619 and
accumulated undistributed net investment income of
$5,202,675, respectively)                                     $1,904,338,180             $2,209,311,849
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                SIX MONTHS                                    YEARS ENDED 11/30
                                     ENDED      ------------------------------------------------------------------------------
CLASS A                            5/31/05              2004              2003             2002            2001           2000
                               (UNAUDITED)
Net asset value, beginning
of period                           $12.83            $11.36            $10.08           $13.08          $18.67         $21.77
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#
------------------------------------------------------------------------------------------------------------------------------
  Net investment income
  (loss)(S)                          $0.01             $0.06             $0.01           $(0.02)         $(0.05)        $(0.07)
  Net realized and
  unrealized gain (loss) on
  investments and foreign
  currency                            0.23              1.41              1.27            (2.98)          (3.52)          0.29
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                           $0.24             $1.47             $1.28           $(3.00)         $(3.57)         $0.22
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income        $(0.05)              $--               $--              $--             $--            $--
  From net realized gain on
  investments and foreign
  currency transactions                 --                --                --               --           (2.02)         (3.32)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                     $(0.05)              $--               $--              $--          $(2.02)        $(3.32)
------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to
paid-in capital#                       $--             $0.00+++            $--              $--             $--            $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                       $13.02            $12.83            $11.36           $10.08          $13.08         $18.67
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                  1.88++           12.94^            12.70           (22.94)         (22.08)          0.58
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                SIX MONTHS                                    YEARS ENDED 11/30
                                     ENDED      ------------------------------------------------------------------------------
CLASS A (CONTINUED)                5/31/05              2004              2003             2002            2001           2000
                               (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
------------------------------------------------------------------------------------------------------------------------------
Expenses##                            1.18+             1.20              1.25             1.23            1.18           1.11
Net investment income (loss)          0.16+             0.53              0.14            (0.18)          (0.35)         (0.31)
Portfolio turnover                      36                73                63               95             111            117
Net assets at end of period
(000 Omitted)                   $1,135,763        $1,294,118        $1,481,073       $1,678,738      $2,604,397     $2,885,714
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. Amounts prior to November 30,
    2001 have been reclassified to conform to the current year's presentation. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of
    Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)         $0.00+++          $0.05             $0.01**         $(0.03)         $(0.07)        $(0.09)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):
------------------------------------------------------------------------------------------------------------------------------
Expenses##                            1.27+             1.28              1.29             1.30            1.27           1.20

Net investment income (loss)          0.07+             0.45              0.10            (0.25)          (0.44)         (0.40)
------------------------------------------------------------------------------------------------------------------------------
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
 ** The waiver impact per share amount was less than $0.01.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  ^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
    Excluding the effect of this accrual from the ending net asset value per share, total return for the year ended November
    30, 2004 would have been 0.12% lower. The proceeds were paid to the fund on February 16, 2005.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                    SIX MONTHS                                  YEARS ENDED 11/30
                                         ENDED      --------------------------------------------------------------------------
CLASS B                                5/31/05             2004             2003            2002           2001           2000
                                   (UNAUDITED)
Net asset value, beginning
of period                               $11.82           $10.54            $9.42          $12.32         $17.71         $20.83
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#
------------------------------------------------------------------------------------------------------------------------------
  Net investment loss(S)                $(0.04)          $(0.03)          $(0.06)         $(0.10)        $(0.16)        $(0.22)

  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                        0.21             1.31             1.18           (2.80)         (3.34)          0.31
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations         $0.17            $1.28            $1.12          $(2.90)        $(3.50)         $0.09
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                    $--              $--              $--             $--         $(1.89)        $(3.21)
------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to
paid-in capital#                           $--            $0.00+++           $--             $--            $--            $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $11.99           $11.82           $10.54           $9.42         $12.32         $17.71
------------------------------------------------------------------------------------------------------------------------------
Total return (%)&                         1.44++          12.14^           11.89          (23.54)        (22.67)         (0.16)
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued
                                    SIX MONTHS                                  YEARS ENDED 11/30
                                         ENDED      --------------------------------------------------------------------------
CLASS B (CONTINUED)                    5/31/05             2004             2003            2002           2001           2000
                                   (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
------------------------------------------------------------------------------------------------------------------------------
Expenses##                                1.94+            1.94             2.00            1.98           1.93           1.86
Net investment loss                      (0.59)+          (0.23)           (0.61)          (0.94)         (1.10)         (1.06)
Portfolio turnover                          36               73               63              95            111            117
Net assets at end of period
(000 Omitted)                         $578,661         $696,034         $853,669        $936,956     $1,606,753     $1,992,463
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. Amounts prior to November 30,
    2001 have been reclassified to conform to the current year's presentation. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of
    Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                     $(0.04)**        $(0.03)**        $(0.06)**       $(0.11)        $(0.17)        $(0.24)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):
------------------------------------------------------------------------------------------------------------------------------
Expenses##                                2.03+            2.02             2.04            2.05           2.02           1.95

Net investment loss                      (0.68)+          (0.31)           (0.65)          (1.01)         (1.19)         (1.15)
------------------------------------------------------------------------------------------------------------------------------
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
 ** The waiver impact per share amount was less than $0.01.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  ^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
    Excluding the effect of this accrual from the ending net asset value per share, total return for the year ended November
    30, 2004 would have been 0.12% lower. The proceeds were paid to the fund on February 16, 2005.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                     SIX MONTHS                                  YEARS ENDED 11/30
                                          ENDED      -------------------------------------------------------------------------
CLASS C                                 5/31/05             2004             2003           2002           2001           2000
                                    (UNAUDITED)
Net asset value, beginning
of period                                $11.76           $10.48            $9.37         $12.25         $17.64         $20.78
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#
------------------------------------------------------------------------------------------------------------------------------
  Net investment loss(S)                 $(0.04)          $(0.03)          $(0.06)        $(0.10)        $(0.16)        $(0.22)
  Net realized and unrealized gain
  (loss) on investments and
  foreign currency                         0.21             1.31             1.17          (2.78)         (3.32)          0.30
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations          $0.17            $1.28            $1.11         $(2.88)        $(3.48)         $0.08
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                              $--              $--              $--            $--         $(1.91)        $(3.22)
------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to
paid-in capital#                            $--            $0.00+++           $--            $--            $--            $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $11.93           $11.76           $10.48          $9.37         $12.25         $17.64
------------------------------------------------------------------------------------------------------------------------------
Total return (%)&                          1.45++          12.21^           11.85         (23.51)        (22.72)         (0.14)
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued
                                     SIX MONTHS                                  YEARS ENDED 11/30
                                          ENDED      -------------------------------------------------------------------------
CLASS C (CONTINUED)                     5/31/05             2004             2003           2002           2001           2000
                                    (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
------------------------------------------------------------------------------------------------------------------------------
Expenses##                                 1.93+            1.94             2.01           1.98           1.93           1.86
Net investment loss                       (0.59)+          (0.24)           (0.61)         (0.95)         (1.10)         (1.04)
Portfolio turnover                           36               73               63             95            111            117
Net assets at end of period
(000 Omitted)                          $148,760         $177,553         $228,101       $275,361       $550,351       $685,791
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. Amounts prior to November 30,
    2001 have been reclassified to conform to the current year's presentation. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of
    Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                      $(0.04)**        $(0.04)          $(0.06)**      $(0.11)        $(0.17)        $(0.24)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):
------------------------------------------------------------------------------------------------------------------------------
Expenses##                                 2.02+            2.02             2.05           2.05           2.02           1.95
Net investment loss                       (0.68)+          (0.32)           (0.65)         (1.02)         (1.19)         (1.13)
------------------------------------------------------------------------------------------------------------------------------
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
 ** The waiver impact per share amount was less than $0.01.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  ^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
    Excluding the effect of this accrual from the ending net asset value per share, total return for the year ended November
    30, 2004 would have been 0.12% lower. The proceeds were paid to the fund on February 16, 2005.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                        SIX MONTHS                                YEARS ENDED 11/30
                                             ENDED      ----------------------------------------------------------------------
CLASS I                                    5/31/05            2004            2003          2002           2001           2000
                                       (UNAUDITED)
Net asset value, beginning
of period                                   $12.99          $11.46          $10.14        $13.13         $18.74         $21.82
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)(S)            $0.03           $0.08           $0.04         $0.01         $(0.01)        $(0.01
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                    0.23            1.45            1.28         (3.00)         (3.54)          0.29
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations             $0.26           $1.53           $1.32        $(2.99)        $(3.55)         $0.28
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                $(0.09)            $--             $--           $--            $--            $--
  From net realized gain on
  investments and foreign currency
  transactions                                  --              --              --            --          (2.06)         (3.36)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                             $(0.09)            $--             $--           $--         $(2.06)        $(3.36)
------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to
paid-in capital#                               $--           $0.00+++          $--           $--            $--            $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $13.16          $12.99          $11.46        $10.14         $13.13         $18.74
------------------------------------------------------------------------------------------------------------------------------
Total return (%)&                             1.97++         13.35^          13.02        (22.77)        (21.88)          0.83
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued
                                        SIX MONTHS                                YEARS ENDED 11/30
                                             ENDED      ----------------------------------------------------------------------
CLASS I (CONTINUED)                        5/31/05            2004            2003          2002           2001           2000
                                       (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
------------------------------------------------------------------------------------------------------------------------------
Expenses##                                    0.92+           0.99            1.00          0.98           0.93           0.86
Net investment income (loss)                  0.42+           0.59            0.37          0.07          (0.10)         (0.06)
Portfolio turnover                              36              73              63            95            111            117
Net assets at end of period
(000 Omitted)                              $30,014         $35,836         $80,341       $77,534       $118,595       $138,248
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. Amounts prior to November 30,
    2001 have been reclassified to conform to the current year's presentation. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of
    Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                 $0.02           $0.06           $0.03         $0.00+++      $(0.03)        $(0.03)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):
------------------------------------------------------------------------------------------------------------------------------
Expenses##                                    1.01+           1.07            1.04          1.05           1.02           0.95

Net investment income (loss)                  0.33+           0.51            0.33          0.00          (0.19)         (0.15)
------------------------------------------------------------------------------------------------------------------------------
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  ^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
    Excluding the effect of this accrual from the ending net asset value per share, total return for the year ended November
    30, 2004 would have been 0.12% lower. The proceeds were paid to the fund on February 16, 2005.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                             SIX MONTHS
                                                                  ENDED             YEAR ENDED           PERIOD ENDED
CLASS R (FORMERLY CLASS R1)                                     5/31/05               11/30/04              11/30/03*
                                                            (UNAUDITED)
Net asset value, beginning of period                             $12.78                 $11.34                  $9.32
---------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
---------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)(S)                                $(0.00)+++              $0.09                  $0.00+++

  Net realized and unrealized gain (loss) on investments
  and foreign currency                                             0.23                   1.35                   2.02
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                  $0.23                  $1.44                  $2.02
---------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
  From net investment income                                     $(0.06)                   $--                    $--
---------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                           $--                  $0.00+++                 $--
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $12.95                 $12.78                 $11.34
---------------------------------------------------------------------------------------------------------------------
Total return (%)&                                                  1.77++                12.70^                 21.67++
---------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
---------------------------------------------------------------------------------------------------------------------
Expenses##                                                         1.38+                  1.37                   1.49+
Net investment income (loss)                                      (0.03)+                 0.77                  (0.04)+
Portfolio turnover                                                   36                     73                     63
Net assets at end of period (000 Omitted)                        $8,991                 $4,902                   $638
---------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                                     $(0.01)                 $0.08                 $(0.01)
---------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):
---------------------------------------------------------------------------------------------------------------------
Expenses##                                                         1.47+                  1.45                   1.53+

Net investment income (loss)                                      (0.12)+                 0.69                  (0.08)+
---------------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class R shares, December 31, 2002, through November 30, 2003.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  ^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded. Excluding the effect of this accrual from the ending net asset value per share, total return for the year ended November 30, 2004 would have been 0.12% lower. The proceeds were paid to the fund on February 16, 2005.

SEE NOTES TO FINANCIAL STATEMENTS

                                                              PERIOD ENDED
                                                          CLASS R15/31/05*
                                                               (UNAUDITED)

Net asset value, beginning of period                                $11.82
--------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
--------------------------------------------------------------------------------
  Net investment loss(S)                                            $(0.00)+++

  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                    0.17
--------------------------------------------------------------------------------
Total from investment operations                                     $0.17
--------------------------------------------------------------------------------
Net asset value, end of period                                      $11.99
--------------------------------------------------------------------------------
Total return (%)&                                                     1.44++
--------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
--------------------------------------------------------------------------------
Expenses##                                                            1.68+
Net investment loss                                                  (0.07)+
Portfolio turnover                                                      36
Net assets at end of period (000 Omitted)                              $51
--------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the period indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                                                 $(0.00)+++**
--------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):
--------------------------------------------------------------------------------
Expenses##                                                            1.77+

Net investment loss                                                  (0.16)+
--------------------------------------------------------------------------------
  * For the period from the inception of Class R1 shares, April 1, 2005, through May 31, 2005.
 ** The waiver impact per share amount was less than $0.01.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

                                                              PERIOD ENDED
CLASS R2                                                          5/31/05*
                                                               (UNAUDITED)

Net asset value, beginning of period                                $11.82
--------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
--------------------------------------------------------------------------------
  Net investment income(S)                                           $0.00+++

  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                    0.18
--------------------------------------------------------------------------------
Total from investment operations                                     $0.18
--------------------------------------------------------------------------------
Net asset value, end of period                                      $12.00
--------------------------------------------------------------------------------
Total return (%)&                                                     1.52++
--------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
--------------------------------------------------------------------------------
Expenses##                                                            1.37+
Net investment income                                                 0.23+
Portfolio turnover                                                      36
Net assets at end of period (000 Omitted)                              $51
--------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the period indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                                $0.00+++**
--------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):
--------------------------------------------------------------------------------
Expenses##                                                            1.46+

Net investment income                                                 0.14+
--------------------------------------------------------------------------------
  * For the period from the inception of Class R2 shares, April 1, 2005, through May 31, 2005.
 ** The waiver impact per share amount was less than $0.01.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                            SIX MONTHS
                                                                 ENDED             YEAR ENDED           PERIOD ENDED
CLASS R3 (FORMERLY CLASS R2)                                   5/31/05               11/30/04              11/30/03*
                                                           (UNAUDITED)
Net asset value, beginning of period                            $12.75                 $11.34                 $11.22
--------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
--------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)(S)                               $(0.01)                 $0.09                  $0.00+++

  Net realized and unrealized gain (loss) on investments
  and foreign currency                                            0.21                   1.32                   0.12
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 $0.20                  $1.41                  $0.12
--------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
  From net investment income                                    $(0.06)                   $--                    $--
--------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                          $--                  $0.00+++                 $--
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $12.89                 $12.75                 $11.34
--------------------------------------------------------------------------------------------------------------------
Total return (%)&                                                 1.60++                12.43^                  1.07++
--------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
--------------------------------------------------------------------------------------------------------------------
Expenses##                                                        1.57+                  1.47                   1.29+

Net investment income (loss)                                     (0.17)+                 0.86                   0.24+

Portfolio turnover                                                  36                     73                     63

Net assets at end of period (000 Omitted)                       $1,513                   $435                     $5
--------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                                    $(0.02)                 $0.08                  $0.00+++**
--------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):
--------------------------------------------------------------------------------------------------------------------
Expenses##                                                        1.66+                  1.55                   1.33+

Net investment income (loss)                                     (0.26)+                 0.78                   0.20+
--------------------------------------------------------------------------------------------------------------------

  * For the period from the inception of Class R3 shares, October 31, 2003, through November 30, 2003.
 ** The waiver impact per share amount was less than $0.01.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  ^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded. Excluding the effect of this accrual from the ending net asset value per share, total return for the year ended November 30, 2004 would have been 0.12% lower. The proceeds were paid to the fund on February 16, 2005.

SEE NOTES TO FINANCIAL STATEMENTS

                                                              PERIOD ENDED
CLASS R4                                                          5/31/05*
                                                               (UNAUDITED)

Net asset value, beginning of period                                $12.82
--------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
--------------------------------------------------------------------------------
  Net investment income(S)                                           $0.02

  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                    0.18
--------------------------------------------------------------------------------
Total from investment operations                                     $0.20
--------------------------------------------------------------------------------
Net asset value, end of period                                      $13.02
--------------------------------------------------------------------------------
Total return (%)&                                                     1.56++
--------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
--------------------------------------------------------------------------------
Expenses##                                                            0.88+

Net investment income                                                 0.72+

Portfolio turnover                                                      36

Net assets at end of period (000 Omitted)                              $51
--------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the period indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                                $0.01
--------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):
--------------------------------------------------------------------------------
Expenses##                                                            0.97+

Net investment income                                                 0.63+
--------------------------------------------------------------------------------
  * For the period from the inception of Class R4 shares, April 1, 2005, through May 31, 2005.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

                                                              PERIOD ENDED
CLASS R5                                                          5/31/05*
                                                               (UNAUDITED)

Net asset value, beginning of period                                $12.82
--------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
--------------------------------------------------------------------------------
  Net investment income(S)                                           $0.02

  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                    0.19
--------------------------------------------------------------------------------
Total from investment operations                                     $0.21
--------------------------------------------------------------------------------
Net asset value, end of period                                      $13.03
--------------------------------------------------------------------------------
Total return (%)&                                                     1.64++
--------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
--------------------------------------------------------------------------------
Expenses##                                                            0.58+
Net investment income                                                 1.03+
Portfolio turnover                                                      36
Net assets at end of period (000 Omitted)                              $51
--------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the period indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                                $0.02**
--------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):
--------------------------------------------------------------------------------
Expenses##                                                            0.67+

Net investment income                                                 0.94+
--------------------------------------------------------------------------------
  * For the period from the inception of Class R5 shares, April 1, 2005, through May 31, 2005.
 ** The waiver impact per share amount was less than $0.01.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                     SIX MONTHS              YEARS ENDED 11/30                     PERIOD
                                                          ENDED        ------------------------------               ENDED
CLASS 529A                                              5/31/05               2004               2003           11/30/02*
                                                    (UNAUDITED)
Net asset value, beginning of period                     $12.74             $11.31             $10.07               $9.65
-------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)(S)                        $(0.01)             $0.04             $(0.02)              $0.00+++

  Net realized and unrealized gain (loss) on
  investments and foreign currency                         0.22               1.39               1.26                0.42
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          $0.21              $1.43              $1.24               $0.42
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
  From net investment income                             $(0.03)               $--                $--                 $--
-------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                   $--              $0.00+++             $--                 $--
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $12.92             $12.74             $11.31              $10.07
-------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                                       1.64++            12.64^             12.31                4.35++
-------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
-------------------------------------------------------------------------------------------------------------------------
Expenses##                                                 1.50+              1.52               1.57                1.58+
Net investment income (loss)                              (0.16)+             0.35              (0.19)               0.03+
Portfolio turnover                                           36                 73                 63                  95
Net assets at end of period (000 Omitted)                  $210               $171               $106                 $25
-------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective
    June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                             $(0.02)             $0.03             $(0.02)**            $0.00+++**
-------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):
-------------------------------------------------------------------------------------------------------------------------
Expenses##                                                 1.59+              1.60               1.61                1.65+

Net investment income (loss)                              (0.25)+             0.27              (0.23)              (0.04)+
-------------------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class 529A shares, July 31, 2002, through November 30, 2002.
 ** The waiver impact per share amount was less than $0.01.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  ^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded. Excluding the effect of this accrual from the ending net asset value per share, total return for the year ended November 30, 2004 would have been 0.12% lower. The proceeds were paid to the fund on February 16, 2005.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                     SIX MONTHS              YEARS ENDED 11/30                     PERIOD
                                                          ENDED        ------------------------------               ENDED
CLASS 529B                                              5/31/05               2004               2003           11/30/02*
                                                    (UNAUDITED)
Net asset value, beginning of period                     $11.76             $10.51              $9.42               $9.04
-------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------------------------------------------------
  Net investment loss(S)                                 $(0.05)            $(0.03)            $(0.08)             $(0.02)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                         0.21               1.28               1.17                0.40
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          $0.16              $1.25              $1.09               $0.38
-------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                   $--              $0.00+++             $--                 $--
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $11.92             $11.76             $10.51               $9.42
-------------------------------------------------------------------------------------------------------------------------
Total return (%)&                                          1.36++            11.89^             11.57                4.20++
-------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
-------------------------------------------------------------------------------------------------------------------------
Expenses##                                                 2.17+              2.16               2.24                2.23+
Net investment loss                                       (0.84)+            (0.27)             (0.84)              (0.74)+
Portfolio turnover                                           36                 73                 63                  95
Net assets at end of period (000 Omitted)                  $164               $164                $75                 $14
-------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective
    June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                                      $(0.06)            $(0.04)            $(0.08)**           $(0.02)**
-------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):
-------------------------------------------------------------------------------------------------------------------------
Expenses##                                                 2.26+              2.24               2.28                2.30+

Net investment loss                                       (0.93)+            (0.35)             (0.88)              (0.81)+
-------------------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class 529B shares, July 31, 2002, through November 30, 2002.
 ** The waiver impact per share amount was less than 0.01.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  ^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded. Excluding the effect of this accrual from the ending net asset value per share, total return for the year ended November 30, 2004 would have been 0.12% lower. The proceeds were paid to the fund on February 16, 2005.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                     SIX MONTHS              YEARS ENDED 11/30                     PERIOD
                                                          ENDED        ------------------------------               ENDED
CLASS 529C                                              5/31/05               2004               2003           11/30/02*
                                                    (UNAUDITED)
Net asset value, beginning of period                     $11.69             $10.45              $9.37               $9.00
-------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------------------------------------------------
  Net investment loss(S)                                 $(0.05)            $(0.04)            $(0.08)             $(0.02)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                         0.21               1.28               1.16                0.39
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          $0.16              $1.24              $1.08               $0.37
-------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                   $--              $0.00+++             $--                 $--
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $11.85             $11.69             $10.45               $9.37
-------------------------------------------------------------------------------------------------------------------------
Total return (%)&                                          1.37++            11.87^             11.53                4.11++
-------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
-------------------------------------------------------------------------------------------------------------------------
Expenses##                                                 2.21+              2.17               2.25                2.23+
Net investment loss                                       (0.90)+            (0.34)             (0.86)              (0.71)+
Portfolio turnover                                           36                 73                 63                  95
Net assets at end of period (000 Omitted)                   $60                $98                $74                 $15
-------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. In addition, effective
    June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                                      $(0.06)            $(0.05)            $(0.08)**           $(0.02)**
-------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):
-------------------------------------------------------------------------------------------------------------------------
Expenses##                                                 2.30+              2.25               2.29                2.30+

Net investment loss                                       (0.99)+            (0.42)             (0.90)              (0.78)+
-------------------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class 529C shares, July 31, 2002, through November 30, 2002.
 ** The waiver impact per share amount was less than $0.01.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  ^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded. Excluding the effect of this accrual from the ending net asset value per share, total return for the year ended November 30, 2004 would have been 0.12% lower. The proceeds were paid to the fund on February 16, 2005.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Capital Opportunities Fund (the fund) is a diversified series of MFS Series Trust VII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") and J.P. Morgan Chase and Co. ("Chase"), as lending agents, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and Chase provide the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agents. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund will no longer charge a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the statement of operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the six months ended May 31, 2005, the fund's custodian fees were reduced by $44,479 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the six months ended May 31, 2005, the fund's miscellaneous expenses were reduced by $52,724 under this agreement.
These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions and wash sales.

The fund paid no distributions for the years ended November 30, 2004 and November 30, 2003.

As of November 30, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                $5,415,377
          Capital loss carryforward                (2,854,906,669)
          Unrealized appreciation (depreciation)      273,737,102
          Other temporary differences                    (212,702)

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

          EXPIRATION DATE

          November 30, 2009                       $(1,184,280,615)
          November 30, 2010                        (1,596,472,098)
          November 30, 2011                           (74,153,956)
          -------------------------------------------------------
          Total                                   $(2,854,906,669)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets.

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters (See Legal Proceedings footnote), MFS has agreed to reduce the fund's management fee to 0.66% of the fund's first $3 billion of average daily net assets, 0.625% on the next $2 billion of the fund's average net assets, 0.60% on the next $5 billion and 0.575% in excess of $10 billion for the period March 1, 2004 through February 28, 2009. This contractual waiver is shown as a reduction of total expenses in the Statement of Operations. During this time period, the Board of Trustees will continue to review the appropriateness of all advisory fees in accordance with their oversight responsibilities. After February 28, 2009 the management fee will be determined in accordance with then existing review policies approved by the Board of Trustees overseeing the fund. Management fees incurred for the six months ended May 31, 2005 were an effective rate of 0.66% of average daily net assets on an annualized basis.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded defined benefit plan for retired Independent Trustees and an unfunded retirement benefit deferral plan for current Independent Trustees. Included in Trustees' compensation is a net increase of $2,812 as a result of the change in the fund's unfunded retirement benefit deferral plan for certain current Independent Trustees and a pension expense of $15,134 for retired Independent Trustees for the six months ended May 31, 2005.

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The fund's investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings Footnote. On July 28, 2004, the fund accrued an estimate of the amount to be received pursuant to this matter in the amount of $2,590,799, which resulted in an increase in net asset value of $0.01 per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

                                  BEGINNING OF PERIOD
          EFFECTIVE DATE            THROUGH 2/28/05       3/01/05

          First $2 billion              0.01120%          0.01626%
          Next $2.5 billion             0.00832%          0.01206%
          Next $2.5 billion             0.00032%          0.00056%
          In excess of $7 billion       0.00000%          0.00000%

For the six months ended May 31, 2005, the fund paid MFS $118,005, equivalent to 0.0116% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to Class R1, Class R2, Class R3 (formerly Class R2), Class R4, and Class R5 shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. Effective April 1, 2005, the fund pays an annual plan administration and service fee in an amount up to 0.45%, 0.40%, 0.25%, 0.15%, and 0.10% solely from the assets of Class R1,
Class R2, Class R3 (formerly Class R2), Class R4, and Class R5 shares, respectively, to MFS for the provision of these services. Prior to April 1, 2005, the fund paid an annual 0.25% plan administration and service fee solely from the assets of Class R3 (formerly Class R2) shares to MFS for the provision of these services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $33,949 and $114 for the six months ended May 31, 2005, as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R (formerly Class R1), Class R1, Class R2, Class R3 (formerly Class R2), Class R4, Class 529A, Class 529B, and Class 529C shares pursuant to Rule
12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes as compensation for services provided by MFD and financial intermediaries in connection with the distribution and servicing of its shares. One component of the plan is a distribution fee and another is a service fee paid by MFD to financial intermediaries that enter into sales or service agreements with MFD or its affiliates based on the average daily net assets of accounts attributable to such intermediaries. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                       CLASS A   CLASS B   CLASS C   CLASS R CLASS R1 CLASS R2

Distribution Fee         0.10%     0.75%     0.75%     0.25%    0.50%    0.25%
Service Fee              0.25%     0.25%     0.25%     0.25%    0.25%    0.25%
--------------------------------------------------------------------------------
Total Distribution
Plan                     0.35%     1.00%     1.00%     0.50%    0.75%    0.50%


                     CLASS R3  CLASS R4  CLASS 529A  CLASS 529B  CLASS 529C

Distribution Fee         0.25%     0.00%       0.25%       0.75%      0.75%
Service Fee              0.25%     0.25%       0.25%       0.25%      0.25%
--------------------------------------------------------------------------------
Total Distribution
Plan                     0.50%     0.25%       0.50%       1.00%      1.00%

MFD may retain all or a portion of the service fee, including for accounts for which there is no financial intermediary of record. Service fees retained by MFD for the six months ended May 31, 2005 amounted to:

                       CLASS A   CLASS B   CLASS C   CLASS R  CLASS R1  CLASS R2

Service Fee Retained
by MFD                 $39,237    $3,577    $3,251        $8       $--       $--


                      CLASS R3  CLASS R4  CLASS 529A  CLASS 529B  CLASS 529C

Service Fee Retained
by MFD                     $14       $--         $82          $8         $32

Assets attributable to Class A shares sold prior to October 1, 1989, are subject to a service fee of 0.15% per annum.

Payment of the 0.10% per annum Class A distribution fee and 0.15% per annum portion of the Class 529A distribution fee will be implemented on such date as the Trustees of the Trust may determine.

Fees incurred under the distribution plan during the six months ended May 31, 2005 were as follows:

                       CLASS A   CLASS B   CLASS C   CLASS R CLASS R1 CLASS R2

Effective Annual
Percentage Rates         0.25%     1.00%     1.00%     0.50%    0.75%    0.50%


                      CLASS R3  CLASS R4  CLASS 529A  CLASS 529B    CLASS 529C

Effective Annual
Percentage Rates         0.50%     0.25%      0.35%        1.00%         1.00%

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C and Class 529C shares, the first year of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended May 31, 2005 were as follows:

                       CLASS A    CLASS B   CLASS C  CLASS 529B  CLASS 29C

Contingent Deferred
Sales Charges
Imposed                $20,998   $903,137    $4,518         $--        $--

The fund has and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the Board of Trustees that oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. For the period December 1, 2004 through December 31, 2004, the fund was charged up to 0.0861% of its average daily net assets. For the period January 1, 2005 through February 28, 2005, the fund was charged up to 0.1035% of its average daily net assets. Effective March 1, 2005, the fund is charged up to 0.1159% of its average daily net assets. For the six months ended May 31, 2005, the fund paid MFSC a fee of $1,084,779 for shareholder services which equated to 0.1061% of the fund's average daily net assets. Shareholder service costs include out of pocket expenses and sub accounting services expenses paid by MFSC on behalf of the fund and subsequently reimbursed to MFSC which amounted to $603,726, and other costs paid by the fund directly to unaffiliated vendors for the six months ended May 31, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $734,710,857 and $1,069,723,046, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                             $2,096,125,336
          ---------------------------------------------------------
          Gross unrealized appreciation                $205,252,443
          Gross unrealized depreciation                 (53,548,659)
          ---------------------------------------------------------
          Net unrealized appreciation (depreciation)   $151,703,784

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                            Six months ended 5/31/05             Year ended 11/30/04
                                            SHARES           AMOUNT           SHARES            AMOUNT
CLASS A SHARES
Shares sold                                 6,386,944       $82,334,525      19,735,753        $238,133,821
Shares issued to shareholders in
reinvestment of distributions                 352,913         4,647,865              68                 900
Shares reacquired                         (20,348,384)     (263,214,833)    (49,316,965)       (594,841,391)
------------------------------------------------------------------------------------------------------------
Net change                                (13,608,527)    $(176,232,443)    (29,581,144)      $(356,706,670)

CLASS B SHARES
Shares sold                                 1,187,009       $14,150,948       3,781,545         $42,106,578
Shares issued to shareholders in
reinvestment of distributions                      --                --             366               4,087
Shares reacquired                         (11,827,565)     (140,796,308)    (25,914,710)       (289,345,936)
------------------------------------------------------------------------------------------------------------
Net change                                (10,640,556)    $(126,645,360)    (22,132,799)      $(247,235,271)

CLASS C SHARES
Shares sold                                   277,726        $3,283,290         980,891         $10,871,138
Shares issued to shareholders in
reinvestment of distributions                      --                --             124               1,436
Shares reacquired                          (2,910,166)      (34,527,110)     (7,642,784)        (84,766,686)
------------------------------------------------------------------------------------------------------------
Net change                                 (2,632,440)     $(31,243,820)     (6,661,769)       $(73,894,112)

CLASS I SHARES
Shares sold                                   155,882        $2,026,410       1,631,808         $20,003,775

Shares issued to shareholders in
reinvestment of distributions                  17,649           234,726              --                  --

Shares reacquired                            (651,826)       (8,662,908)     (5,881,494)        (71,084,470)
------------------------------------------------------------------------------------------------------------
Net change                                   (478,295)      $(6,401,772)     (4,249,686)       $(51,080,695)

CLASS R SHARES (FORMERLY CLASS R1)
Shares sold                                   476,232        $6,171,426         461,419          $5,610,226
Shares issued to shareholders in
reinvestment of distributions                   1,746            22,884              --                  --
Shares reacquired                            (167,011)       (2,159,711)       (134,119)         (1,602,204)
------------------------------------------------------------------------------------------------------------
Net change                                    310,967        $4,034,599         327,300          $4,008,022

                                             Period ended 5/31/05*
                                            SHARES           AMOUNT
CLASS R1 SHARES
Shares sold                                     4,230           $50,000

CLASS R2 SHARES
Shares sold                                     4,230           $50,000

                                            Six months ended 5/31/05             Year ended 11/30/04
                                            SHARES           AMOUNT           SHARES            AMOUNT
CLASS R3 SHARES (FORMERLY CLASS R2)
Shares sold                                    91,314        $1,175,034          33,919            $419,115
Shares issued to shareholders in
reinvestment of distributions                     170             2,211              --                  --
Shares reacquired                              (8,264)         (103,803)           (209)             (2,477)
------------------------------------------------------------------------------------------------------------
Net change                                     83,220        $1,073,442          33,710            $416,638

                                             Period ended 5/31/05*
                                            SHARES           AMOUNT
CLASS R4 SHARES
Shares sold                                     3,900           $50,000

CLASS R5 SHARES
Shares sold                                     3,900           $50,000

                                            Six months ended 5/31/05             Year ended 11/30/04
                                            SHARES           AMOUNT           SHARES            AMOUNT
CLASS 529A SHARES
Shares sold                                     2,820           $36,376           5,993             $72,256
Shares issued to shareholders in
reinvestment of distributions                      31               413              --                  --
Shares reacquired                                 (90)           (1,175)         (1,885)            (23,057)
------------------------------------------------------------------------------------------------------------
Net change                                      2,761           $35,614           4,108             $49,199

CLASS 529B SHARES
Shares sold                                       675            $8,016           7,326             $81,930
Shares reacquired                                (915)          (10,727)           (500)             (5,454)
------------------------------------------------------------------------------------------------------------
Net change                                       (240)          $(2,711)          6,826             $76,476

CLASS 529C SHARES
Shares sold                                       345            $4,100           1,714             $18,651
Shares reacquired                              (3,675)          (43,780)           (424)             (4,730)
------------------------------------------------------------------------------------------------------------
Net change                                     (3,330)         $(39,680)          1,290             $13,921

* For the period from the inception date of Class R1, R2, R4, and R5 shares, April 1, 2005 through
  May 31, 2005.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended May 31, 2005 was $6,973, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended May 31, 2005.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include written options, forward foreign currency exchange contracts, and futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

There were no outstanding financial instruments with off-balance-sheet risk at the end of the period.

(8) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by
MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005, and the affected MFS funds received the payment on February 16, 2005.

In addition, in February 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Two lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584
(GAO) (a consolidated action) and Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. In February, March, and April 2005, the defendants filed separate motions to dismiss all claims of the various lawsuits. The parties continue to brief the issues for the courts and various hearing dates have been scheduled. Additional lawsuits based on similar allegations may be filed in the future.

On March 21, 2005, a class action complaint alleging breach of contract was filed in Massachusetts state court on behalf of Brian Reaves and other Class B shareholders in certain MFS Series Trusts and Funds. (Reaves v. MFS Series Trust I, et al, Mass.Super.Ct., C.A. No. 05-1094). Plaintiffs alleged that the named MFS Series Trusts and Funds breached their contract with Plaintiffs by
(i) engaging in alleged misconduct, including market timing, (ii) failing to act in the best interests of the Class B shareholders, and (iii) by engaging in unfair and deceptive trade practices in the performance of contractual duties. In relief, Plaintiffs generally seek damages and equitable relief, including the rescission of fees already paid when Plaintiffs sold Class B shares and injunctive relief preventing the named MFS Series Trusts and Funds from charging fees on the Plaintiffs future sale of Class B shares and attorney's fees and costs. The Reaves lawsuit is subject to a conditional transfer order dated May 6, 2005 that would consolidate and transfer the case to the multi-district litigation in the District of Maryland (In re Mutual Funds Investment Litigation; see above). Plaintiffs have given notice of their opposition to transfer, and the parties will be submitting briefs to the multi-district panel in June of 2005.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and distributed $50 million to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

RESULTS OF SHAREHOLDER MEETING (unaudited) - 5/31/05

At a special meeting of shareholders of MFS Trust VII, which was held on March 23, 2005, the following actions were taken:

ITEM 1. To elect a Board of Trustees:

                                                     NUMBER OF DOLLARS
                                        ----------------------------------------
NOMINEE                                    AFFIRMATIVE       WITHHOLD AUTHORITY

Lawrence H. Cohn, M.D.                  $1,190,541,764.44       $31,517,672.98
--------------------------------------------------------------------------------
David H. Gunning                         1,191,587,952.80        30,471,484.62
--------------------------------------------------------------------------------
William R. Gutow                         1,190,560,817.40        31,498,620.02
--------------------------------------------------------------------------------
Michael Hegarty                          1,191,152,468.60        30,906,968.82
--------------------------------------------------------------------------------
J. Atwood Ives                           1,190,186,534.76        31,872,902.66
--------------------------------------------------------------------------------
Amy B. Lane                              1,191,284,099.18        30,775,338.24
--------------------------------------------------------------------------------
Robert J. Manning                        1,191,485,812.87        30,573,624.55
--------------------------------------------------------------------------------
Lawrence T. Perera                       1,190,508,259.73        31,551,177.69
--------------------------------------------------------------------------------
Robert C. Pozen                          1,191,196,615.70        30,862,821.72
--------------------------------------------------------------------------------
J. Dale Sherratt                         1,190,494,259.38        31,565,178.04
--------------------------------------------------------------------------------
Laurie J. Thomsen                        1,191,190,974.68        30,868,462.74
--------------------------------------------------------------------------------

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             MVF-SEM-7/05 213M

ITEM 2. CODE OF ETHICS.

The Registrant has amended its Code of Ethics to reflect that the Registrant's Principal Financial Officer has changed.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

     (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST VII
             ------------------------------------------------------------------


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: July 25, 2005
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: July 25, 2005
      -------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 25, 2005
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* Print name and title of each signing officer under his or her signature.